UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Clovis Capital Management, L.P.
Address:	1270 Avenue of the Americas
		27th Floor
		New York, NY 10020

Form 13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Podell
Title:		Chief Financial Officer
Phone:		(212) 332-1912

Signature, Place and Date of Signing:

/s/ Jeffrey Podell			New York, NY		February 6, 2004
_______________________________		___________________	_________________
Jeffrey Podell


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None
Form 13F Information Table Entry Total:			33
Form 13F Information Table Value Total:			529,446(x$1000)


List of Other Included Managers:

NONE

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Form 13F Information Table						Shares/		Sh/	Invstmt	Other	Voting Authority
ISSUER			  	  CLASS	  CUSIP         VALUE		Prn Amt		Prn	Discretion	Manager	Sole

AETNA INC                     	COM	00817Y108	 23,334 	345,284 	SH	Sole			Sole
AGCO CORP                    	COM	001084102	 5,539 		275,000 	SH	Sole			Sole
AMERICAN FINL RLTY TR         	COM	02607P305	 16,602 	973,699 	SH	Sole			Sole
AMERICAN MANAGEMENT SYSTEM INC	COM	027352103	 14,269 	946,208 	SH	Sole			Sole
ANTHEM, INC.                 	COM	03674B104	 20,284 	270,451 	SH	Sole			Sole
BOISE CASCADE CORP.           	COM	097383103	 50,872 	1,548,145 	SH	Sole			Sole
CASH AMER INTL INC		COM	14754D100	 11,379 	537,259 	SH	Sole			Sole
CONSTELLATION BRANDS INC      	CL A	21036P108	 21,036 	638,800 	SH	Sole			Sole
DUKE ENERGY CORPORATION       	COM	264399106	 3,477 		170,000 	SH	Sole			Sole
ELECTRONICS FOR IMAGING INC.  	COM	286082102	 11,271 	433,176 	SH	Sole			Sole
FISHER SCIENTIFIC INTL INC   	COM	338032204	 19,475 	470,756 	SH	Sole			Sole
FOX ENTERTAINMENT GROUP INC.  	CL A	35138T107	 13,972 	479,323 	SH	Sole			Sole
HILLENBRAND INDUST INC       	COM	431573104	 17,377		280,000 	SH	Sole			Sole
IKON OFFICE SOLUTIONS INC     	COM	451713101	 30,777		2,595,000 	SH	Sole			Sole
INFOSPACE INC               	COM	45678T201	 28,252		1,225,696 	SH	Sole			Sole
INTERACTIVE DATA CORPORATION  	COM	45840J107	 2,748  	165,939 	SH	Sole			Sole
JANUS CAP GROUP INC          	COM	47102X105	 9,015  	549,359 	SH	Sole			Sole
MASCO CORPORATION           	COM	574599106	 5,373 		196,010 	SH	Sole			Sole
MENTOR CORPORATION		COM	587188103	 20,684 	859,691 	SH	Sole			Sole
MOORE WALLACE INC           	COM	615857109	 16,130 	861,166 	SH	Sole			Sole
NBTY, INC                     	COM	628782104	 22,315 	830,805 	SH	Sole			Sole
NOVELL INC                    	COM	670006105	 11,067 	1,051,000 	SH	Sole			Sole
PEP BOYS MANNY MOE & JACK	COM	713278109	 22,871 	1,000,034 	SH	Sole			Sole
R R DONNELLEY & SONS CO      	COM	257867101	 19,159 	635,461 	SH	Sole			Sole
RAYOVAC CORPORATION		COM	755081106	 1,676 	 	80,000 		SH	Sole			Sole
SCO GROUP INC                	COM	78403A106	 2,125 	 	125,000 	SH	Sole			Sole
SKILLSOFT PUBLIC LTD CO  	ADR SP	830928107	 3,455 	 	399,407 	SH	Sole			Sole
TOO INC				COM	890333107	 10,599 	627,929 	SH	Sole			Sole
TYCO INTERNATIONAL LTD.       	COM	902124106	 21,407 	807,812 	SH	Sole			Sole
VIACOM INC 	        	CL B	925524308	 17,919 	403,762 	SH	Sole			Sole
VIAD CORP                     	COM	92552R109	 12,826 	513,036 	SH	Sole			Sole
XEROX CORPORATION            	COM	984121103	 21,103 	1,529,178 	SH	Sole			Sole
YELLOW ROADWAY CORPORATION   	COM	985577105	 21,060 	582,238 	SH	Sole			Sole


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